FORM 13F

 FORM 13F COVER PAGE


 UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C 20549



Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment[]; Amendment Number:

This Amendment (Check only one): [] is a restatement.
                                 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
         Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, May 8, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     1091 128400.000SH      SOLE                 7200.000        121200.000
Alcoa                          COM              013817101     6123 170310.000SH      SOLE                70900.000         99410.000
American Home Products         COM              026609107      248 4225.000 SH       SOLE                                   4225.000
American International Group   COM              026874107     1222 15179.000SH       SOLE                 1500.000         13679.000
Andrew Corporation             COM              034425108     3529 245525.000SH      SOLE               107700.000        137825.000
Apache Corp.                   COM              037411105      929 16125.000SH       SOLE                 1900.000         14225.000
Atmel Corp.                    COM              049513104     2943 299900.000SH      SOLE               120050.000        179850.000
Avon Products, Inc.            COM              054303102     5064 126640.000SH      SOLE                54950.000         71690.000
BP Amoco PLC Spons ADR         COM              055622104      588 11855.000SH       SOLE                                  11855.000
                                                               199 4012.000 SH       OTHER   	                         4012.000
Bellsouth Corporation          COM              079860102      121 2950.000 SH       SOLE                                   2950.000
                                                               201 4912.000 SH       OTHER                                  4912.000
Bristol Myers Squibb           COM              110122108      414 6965.000 SH       SOLE                                   6965.000
CVS Corporation                COM              126650100     6802 116300.000SH      SOLE                42400.000         73900.000
Canadian National Railway      COM              136375102     6834 181417.000SH      SOLE                70150.000        111267.000
Carnival Corp Class A          COM              143658102     6356 229700.000SH      SOLE                82200.000        147500.000
Clarcor, Inc.                  COM              179895107     1495 64700.000SH       SOLE                                  64700.000
Coca-Cola Company              COM              191216100      566 12530.000SH       SOLE                                  12530.000
Colgate Palmolive              COM              194162103     1356 24540.000SH       SOLE                                  24540.000
Comerica Inc                   COM              200340107     2911 47341.000SH       SOLE                  700.000         46641.000
Compaq Computer Corp.          COM              204493100     4074 223851.000SH      SOLE                91375.000        132476.000
DPL Inc                        COM              233293109      459 16328.000SH       SOLE                                  16328.000
Dole Food Company              COM              256605106     5233 325405.000SH      SOLE               115650.000        209755.000
Elan Corp. PLC ADR             COM              284131208     4569 87450.000SH       SOLE                35050.000         52400.000
Electronic Data System Corp.   COM              285661104     7813 139875.000SH      SOLE                52883.000         86992.000
Enron                          COM              293561106      238 4100.000 SH       SOLE                                   4100.000
Equity Office Properties Trust COM              294741103     1931 68949.000SH       SOLE                54296.000         14653.000
Equity Residential Properties  COM              29476L107      804 15450.000SH       SOLE                 6400.000          9050.000
Everest RE Group Ltd           COM              G3223r108     6470 97260.000SH       SOLE                36850.000         60410.000
Exxon Mobil Corporation        COM              302316102     5182 63977.002SH       SOLE                22638.000         41339.002
                                                               341 4208.000 SH       OTHER                                  4208.000
Fannie Mae                     COM              313586109     5796 72815.000SH       SOLE                23040.000         49775.000
General Electric               COM              369604103     3413 81531.000SH       SOLE                                  81531.000
Hibernia Corp Class A          COM              428656102     2364 169250.000SH      SOLE               133900.000         35350.000
IBM                            COM              459200101     5431 56467.000SH       SOLE                20242.000         36225.000
Intel Corp                     COM              458140100      400 15200.000SH       SOLE                                  15200.000
JLG Industries                 COM              466210101     1223 94045.000SH       SOLE                                  94045.000
JP Morgan Chase & Co.          COM              46625H100     5740 127833.000SH      SOLE                48312.000         79521.000
Johnson & Johnson              COM              478160104     5733 65545.000SH       SOLE                25500.000         40045.000
Kroger Co.                     COM              501044101     6722 260650.000SH      SOLE                97575.000        163075.000
Lowe's Companies               COM              548661107     4945 84600.000SH       SOLE                35300.000         49300.000
MBIA Inc                       COM              55262C100     4848 60091.000SH       SOLE                31016.000         29075.000
McDonalds Corp                 COM              580135101      511 19230.000SH       SOLE                                  19230.000
Medtronic Inc                  COM              585055106      306 6700.000 SH       SOLE                                   6700.000
Mercantile Bankshares Corp.    COM              587405101     4807 129925.000SH      SOLE                58500.000         71425.000
Merck & Company                COM              589331107     5648 74410.000SH       SOLE                25775.000         48635.000
Microsoft Corp.                COM              594918104     3122 57080.000SH       SOLE                 3050.000         54030.000
Minnesota Mining & Mfg         COM              604059105     4891 47070.000SH       SOLE                21500.000         25570.000
Nabors Industries              COM              629568106     4999 96425.000SH       SOLE                39550.000         56875.000
Noble Drilling Corp.           COM              655042109      245 5300.000 SH       SOLE                                   5300.000
Old Kent Financial Corp        COM              679833103      354 9320.999 SH       SOLE                  415.000          8905.999
                                                               886 23323.000SH       OTHER                            23323.000
Outback Steakhouse, Inc.       COM              689899102     5246 206030.000SH      SOLE                92825.000        113205.000
Pfizer                         COM              717081103      918 22425.000SH       SOLE                                  22425.000
Proctor & Gamble               COM              742718109      269 4300.000 SH       SOLE                                   4300.000
Royal Dutch Petroleum          COM              780257705      466 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      614 13765.000SH       SOLE                                  13765.000
                                                               476 10665.000SH       OTHER                            10665.000
SPX Corp                       COM              784635104     5238 57708.000SH       SOLE                19883.000         37825.000
Santa Fe International         COM              G7805C108     1030 31700.000SH       SOLE                  350.000         31350.000
Sara Lee                       COM              803111103      345 16000.000SH       SOLE                                  16000.000
Schering Plough                COM              806605101     6137 167998.000SH      SOLE                58950.000        109048.000
Shell Transport & Trading      COM              822703609      682 14600.000SH       SOLE                  200.000         14400.000
Tellabs, Inc.                  COM              879664100     4083 100355.000SH      SOLE                39610.000         60745.000
Texas Instruments Inc.         COM              882508104     1653 53370.000SH       SOLE                 2875.000         50495.000
Transocean Sedco Forex, Inc.   COM              G90078109     3902 90004.000SH       SOLE                39355.000         50649.000
Tyco International Ltd New     COM              902124106     6552 151554.000SH      SOLE                53152.000         98402.000
USX-Marathon Group             COM              902905827     3972 147383.000SH      SOLE                76608.000         70775.000
Verizon Communications         COM              92343V104     4861 98602.000SH       SOLE                36157.000         62445.000
                                                               190 3860.000 SH       OTHER                              3860.000
Wells Fargo & Co.              COM              949740104       54 1100.000 SH       SOLE                                   1100.000
                                                               742 15000.000SH       OTHER                            15000.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $205,920

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